UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 12, 2025		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jan. 12, 2025		0	0	0
Founder shares issued to the Sponsor	[1]			$ 144	24,856	0	25,000
Founder shares issued to the Sponsor (in Shares)	[1]			1,437,500
Net income (loss)				$ 0	0	(9,052)	(9,052)
Balance at Mar. 31, 2025				$ 144	24,856	(9,052)	15,948
Balance (in Shares) at Mar. 31, 2025				1,437,500
Balance at Jan. 12, 2025		$ 0	$ 0	$ 0	0	0	0
Balance (in Shares) at Jan. 12, 2025		0	0	0
Net income (loss)							(46,052)
Balance at Jun. 30, 2025				$ 144	24,856	(46,052)	(21,052)
Balance (in Shares) at Jun. 30, 2025				1,437,500
Balance at Jan. 12, 2025		$ 0	$ 0	$ 0	0	0	0
Balance (in Shares) at Jan. 12, 2025		0	0	0
Founder shares issued to the Sponsor		$ 0	$ 144		24,856	0	$ 25,000
Founder shares issued to the Sponsor (in Shares)			1,437,500				5,750,000
Issuance of Private Placement Units		$ 20	$ 0		1,972,480	0	$ 1,972,500
Issuance of Private Placement Units (in Shares)		197,250
Proceeds allocated to Public Rights		$ 0	0		2,415,000	0	2,415,000
Class A ordinary shares issuance costs		0	0		2,332,922	0	2,332,922
Offering expenses		0	0		(2,435,201)	0	(2,435,201)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)		0	0		(284,455)	0	(284,455)
Accretion of carrying value to redemption value		0	0		(303,957)	0	(303,957)
Net income (loss)		0	0		0	(19,738)	(19,738)
Balance at Dec. 31, 2025		$ 20	$ 144		3,721,645	(19,738)	3,702,071
Balance (in Shares) at Dec. 31, 2025		197,250	1,437,500
Balance at Mar. 31, 2025				$ 144	24,856	(9,052)	15,948
Balance (in Shares) at Mar. 31, 2025				1,437,500
Net income (loss)						(37,000)	(37,000)
Balance at Jun. 30, 2025				$ 144	24,856	(46,052)	(21,052)
Balance (in Shares) at Jun. 30, 2025				1,437,500
Balance at Dec. 31, 2025		$ 20	$ 144		3,721,645	(19,738)	3,702,071
Balance (in Shares) at Dec. 31, 2025		197,250	1,437,500
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)		$ 0	$ 0		(509,125)	0	(509,125)
Accretion of carrying value to redemption value		0	0		(922,419)	0	(922,419)
Net income (loss)		0	0		0	150,174	150,174
Balance at Mar. 31, 2026		$ 20	$ 144		2,290,101	130,436	2,420,701
Balance (in Shares) at Mar. 31, 2026		197,250	1,437,500
Balance at Dec. 31, 2025		$ 20	$ 144		3,721,645	(19,738)	$ 3,702,071
Balance (in Shares) at Dec. 31, 2025		197,250	1,437,500
Founder shares issued to the Sponsor (in Shares)							5,750,000
Net income (loss)							$ 237,755
Balance at Jun. 30, 2026		$ 20	$ 144		836,020	218,017	1,054,201
Balance (in Shares) at Jun. 30, 2026		197,250	1,437,500
Balance at Mar. 31, 2026		$ 20	$ 144		2,290,101	130,436	2,420,701
Balance (in Shares) at Mar. 31, 2026		197,250	1,437,500
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)					(515,625)		(515,625)
Accretion of carrying value to redemption value					(938,456)		(938,456)
Net income (loss)						87,581	87,581
Balance at Jun. 30, 2026		$ 20	$ 144		$ 836,020	$ 218,017	$ 1,054,201
Balance (in Shares) at Jun. 30, 2026		197,250	1,437,500

[1]	Class B ordinary shares have been retroactively adjusted to reflect the forfeiture of 546,250 shares for no consideration in a share recapitalization in August 2025, resulting in the Sponsor holding an aggregate of 1,437,500 founder shares (up to 187,500 of which were subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters) (see Note 5). On November 13, 2025, the Company consummated its IPO and sold 5,750,000 Units, including 750,000 Units sold pursuant to the full exercise of the underwriters’ over-allotment option; hence, the 187,500 Class B ordinary shares are no longer subject to forfeiture.